Consolidated Balance Sheets - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Property and Equipment-at cost:
Land	$ 6,067,805	$ 6,067,805
Buildings held for leasing:
Buildings, improvements and fixtures	75,794,089	74,547,096
Construction in progress	2,653,212	2,244,959
Property, Plant and Equipment, Gross	78,447,301	76,792,055
Accumulated depreciation	(36,457,448)	(34,793,458)
Buildings - net	41,989,853	41,998,597
Property and equipment-net	48,057,658	48,066,402
Cash and cash equivalents	1,020,585	1,552,389
Restricted cash	1,049,312	882,330
Receivables, net	2,771,121	2,416,769
Marketable securities	2,761,069	3,901,093
Prepaids and other assets	2,628,570	2,384,727
Deferred charges, net	3,614,640	3,739,243
Operating lease right-of-use assets	32,108,363	34,566,169
TOTAL ASSETS	94,011,318	97,509,122
Liabilities:
Mortgages payable	6,358,289	7,518,777
Accounts payable and accrued expenses	2,321,764	2,632,905
Security deposits payable	1,051,428	834,470
Operating lease liabilities	26,600,168	27,840,930
Deferred income taxes	4,292,000	4,582,000
Total liabilities	40,623,649	43,409,082
Shareholders’ Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Retained earnings	49,150,979	49,863,350
Stockholders' Equity before Treasury Stock	54,675,521	55,387,892
Common stock held in treasury, at cost - 162,517 shares at July 31, 2022 and July 31, 2021	(1,287,852)	(1,287,852)
Total shareholders’ equity	53,387,669	54,100,040
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 94,011,318	$ 97,509,122